Other long-term assets (Tables)	12 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Long-Term Assets

	As at September 30, 2018	As at September 30, 2017
	$	$
Long-term maintenance agreements	21,647	25,561
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 16)	24,652	23,945
Retirement benefits assets (Note 16)	27,482	11,623
Deposits	11,253	10,843
Deferred financing fees	3,182	3,292
Other	16,732	9,895
	104,948	85,159